As filed with the Securities and Exchange Commission on March 15, 2012

File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 221	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 223	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated

351 West Camden Street

Baltimore, MD 21201

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	ANDREW JOSEF, ESQ. BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A. 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 26, 2012, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 221 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 26, 2012, the effectiveness of the registration statement for the iShares MSCI Frontier Emerging Markets Select Index Fund (the “Fund”), filed in Post-Effective Amendment No. 172 on December 2, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
215	February 17, 2012	March 16, 2012

This Post-Effective Amendment No. 221 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 172.

iShares, Inc.

File Nos. 33-97598 and 811-09102

Part C

Other Information

Item 28. Exhibits	PEA # 221

Exhibit Number	Description

(a.1)	Articles of Restatement, filed September 15, 2006, are incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement, filed on December 22, 2006 (“PEA No. 31”).

(a.2)	Articles of Amendment, filed December 20, 2006, are incorporated herein by reference to PEA No. 31.

(a.3)	Articles Supplementary, filed December 20, 2006, are incorporated herein by reference to PEA No. 31.

(a.4)	Articles Supplementary, filed July 18, 2007, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on July 19, 2007.

(a.5)	Articles of Amendment, filed March 5, 2008, are incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement, filed on March 26, 2008 (“PEA No. 55”).

(a.6)	Articles Supplementary, filed March 5, 2008, are incorporated herein by reference to PEA No. 55.

(a.7)	Articles Supplementary, dated June 19, 2008, are incorporated herein by reference to Post-Effective Amendment No. 79, filed on December 23, 2008.

(a.8)	Articles Supplementary, dated February 24, 2009, are incorporated herein by reference to Post-Effective Amendment No. 100, filed on September 28, 2009.

(a.9)	Articles Supplementary, dated December 10, 2009, are incorporated herein by reference to Post-Effective Amendment No. 105, filed on December 23, 2009 (“PEA No. 105”).

(a.10)	Articles Supplementary, dated March 18, 2011, are incorporated herein by reference to Post-Effective Amendment No. 132, filed on June 30, 2011 (“PEA No. 132”).

(a.11)	Articles Supplementary, dated September 7, 2011, are incorporated herein by reference to Post-Effective Amendment No. 140, filed on September 9, 2011 (“PEA No. 140”).

(a.12)	Articles Supplementary, dated September 15, 2011, are incorporated herein by reference to Post-Effective Amendment No. 151, filed on October 6, 2011.

(a.13)	Articles Supplementary, dated October 31, 2011, are incorporated herein by reference to Post-Effective Amendment No. 160, filed on November 1, 2011.

(a.14)	Articles Supplementary, dated December 15, 2011, are incorporated herein by reference to Post-Effective Amendment No. 205, filed on January 30, 2012 (“PEA No. 205”).

(a.15)	Articles of Amendment, dated January 27, 2012, are incorporated herein by reference to PEA No. 205.

(a.16)	Articles of Amendment, dated February 8, 2012, are incorporated herein by reference to Post-Effective Amendment No. 207, filed on February 10, 2012.

(b.1)	Amended and Restated By-Laws, dated April 20, 2010, are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registration Statement, filed on April 30, 2010 (“PEA No. 113”).

(c)	None.

(d.1)	Investment Advisory Agreement, dated December 1, 2009, between Registrant and BlackRock Fund Advisors (“BFA”) is incorporated herein by reference to PEA No. 105.

(d.2)	Schedule A to Investment Advisory Agreement between Registrant and BFA is incorporated herein by reference to Post-Effective Amendment No. 217 to the Registration Statement, filed on February 18, 2012 (“PEA No. 217”).

(d.3)	Schedule A to the Investment Advisory Agreement between iShares Trust and BFA is incorporated herein by reference to Post-Effective Amendment No. 218 to the Registration Statement, filed on February 22, 2012 (“PEA No. 218”).

(d.4)	Schedule A to the Investment Advisory Agreement between iShares MSCI Russia Capped Index Fund, Inc. and BFA is incorporated herein by reference to Post-Effective Amendment No. 174 to the Registration Statement, filed on December 20, 2011.

(d.5)	Master Advisory Fee Waiver Agreement, dated December 1, 2009, between Registrant and BFA for iShares MSCI Emerging Markets Index Fund is incorporated herein by reference to Post-Effective Amendment No. 120 to the Registration Statement, filed on December 17, 2010 (“PEA No. 120”).

(d.6)	Schedule A, dated December 6, 2011, to the Master Advisory Fee Waiver Agreement is incorporated herein by reference to Post-Effective Amendment No. 200 to the Registration Statement, filed on January 30, 2011 (“PEA No. 200”).

(d.7)	Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registration Statement, filed on July 25, 2011.

(d.8)	Sub-Advisory Agreement, dated December 1, 2010, between BFA and BlackRock International Limited is incorporated herein by reference to Post-Effective Amendment No. 156 to the Registration Statement, filed on October 18, 2011 (“PEA No. 156”).

(d.9)	Appendix A to the Sub-Advisory Agreement is incorporated herein by reference to PEA No. 156.

(e.1)	Distribution Agreement, dated March 27, 2000, between Registrant and SEI Investments Distribution Co. (“SEI”), is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement, filed on December 29, 2000 (“PEA No. 18”).

(e.2)	Exhibit A to Distribution Agreement is incorporated herein by reference to PEA No. 217.

(e.3)	Form of Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement, filed on December 30, 2003.

(e.4)	Form of Sales and Investor Services Agreement incorporated herein by reference to PEA No. 18.

(f)	None.

(g)	Service Module for Custodial Services is incorporated herein by reference to PEA No. 140.

(h.1)	Master Services Agreement, dated April 21, 2011, between the Registrant and State Street Bank and Trust Company (“State Street”) is incorporated herein by reference to PEA No. 132.

(h.2)	Exhibit A to the Master Services Agreement is incorporated herein by reference to PEA No. 218.

(h.3)	Service Module for Fund Administration and Accounting Services is incorporated herein by reference to PEA No. 140.

(h.4)	Service Module for Transfer Agency Services is incorporated herein by reference to PEA No. 140.

(h.5)	Sub-License Agreement between Registrant and BlackRock Institutional Trust Company, N.A. (“BTC”)[1] with respect to the use of the MSCI Indexes, dated May 8, 2000, is incorporated herein by reference to exhibit (h.4) to PEA No. 18.

(h.6)	Amendment to the Sub-License Agreement, dated March 18, 2000, between Registrant and BTC[1] with respect to the use of the MSCI Indexes is incorporated herein by reference to PEA No. 113.

(h.7)	Amended and Restated Securities Lending Agency Agreement, dated October 15, 2010, among the Registrant, iShares Trust, iShares MSCI Russia Capped Index Fund, Inc., iShares MSCI Emerging Markets Small Cap Index Fund, Inc. and BTC[1] is incorporated herein by reference to PEA No. 120.

(h.8)	Schedule A to the Amended and Restated Securities Lending Agency Agreement is incorporated herein by reference to PEA No. 218.

(h.9)	Form of Master Securities Loan Agreement (including forms of Annexes, Schedule and Appendix thereto) is incorporated herein by reference to Post-Effective Amendment No. 107, filed on January 29, 2010.

(i)	Legal Opinion and Consent of Venable LLP to be filed by amendment.

(j)	Not Applicable.

(k)	None.

(l.1)	Subscription Agreement between the Registrant and Funds Distributor, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement, filed on March 6, 1996.

(l.2)	Letter of Representations among the Registrant, The Depository Trust Company (“DTC”) and Morgan Stanley Trust Company Exhibit is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement, filed on March 1, 1996, to the Company’s initial registration statement on Form N-1A filed on September 29, 1995.

(l.3)	Letter of Representations between the Registrant and DTC, dated May 5, 2000, is incorporated herein by reference to PEA No. 18.

(l.4)	Letter of Representations between the Registrant and DTC, dated October 15, 2001, is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed on October 22, 2001.

(m)	Not applicable.

(n)	None.

(o)	Not applicable.

(p.1)	Code of Ethics of the Registrant is incorporated herein by reference to PEA No. 120.

(p.2)	Advisory Employee Investment Transaction Policy for BlackRock Affiliated Companies is incorporated herein by reference to PEA No. 120.

(p.3)	Code of Ethics for SEI Investments Distribution Co. (“SEI”) is incorporated herein by reference to PEA No. 200.

(q)	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan, Jack Gee and Robert S. Kapito are filed herein.

[1]	Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A.

Item 29. Persons Controlled By or Under Common Control with Registrant.

None.

Item 30. Indemnification.

It is the Fund’s policy to indemnify officers, directors, employees and other agents to the maximum extent permitted by Section 2-418 of the Maryland General Corporation Law, Article EIGHTH of the Fund’s Articles of Restatement, and Article VI of the Fund’s By-Laws (each set forth below).

Section 2-418 of the Maryland General Corporation Law reads as follows:

(a) (1) In this section the following words have the meanings indicated.

(2) “Corporation” includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(3) “Director” means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan.

(4) “Expenses” include attorney’s fees.

(5) “Official capacity” means the following:

(i) When used with respect to a director, the office of director in the corporation; and

(ii) When used with respect to a person other than a director as contemplated in subsection (j) of this section, the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(iii) “Official capacity” does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b) (1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i) The act or omission of the director was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or

2. Was the result of active and deliberate dishonesty; or

(ii) The director actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3) (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i) For a proceeding brought to enforce indemnification under this section; or

(ii) If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d) Unless limited by the charter:

(1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section, or in the defense of any claim, issue, or matter in the proceeding, shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding, claim, issue, or matter in which the director has been successful.

(2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) of this section shall be limited to expenses.

(3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director’s liability took place.

(e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2) Such determination shall be made:

(i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained herefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii) By the stockholders.

(3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in paragraph (2)(ii) of this subsection for selection of such counsel.

(4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f) (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i) A written affirmation by the director of the director’s good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2) The undertaking required by paragraph (1)(ii) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e)(2) of this section.

(g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h) This section does not limit the corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i) For purposes of this section:

(1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director’s duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director’s duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j) Unless limited by the charter:

(1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d) of this section;

(2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k) (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders’ meeting or prior to the meeting.

Article EIGHTH of the Fund’s Articles of Restatement provides as follows:

The Corporation shall indemnify to the fullest extent permitted by law (including the Investment Company Act of 1940, as amended (the “1940 Act”)) any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person’s testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as director, officer or employee. To the fullest extent permitted by law (including the 1940 Act), expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation. The rights provided to any person by this Article EIGHTH shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer or employee as provided above. No amendment of this Article EIGHTH shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment. For purposes of this Article EIGHTH, the term “Corporation” shall include any predecessor of the Corporation and any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term “other enterprise” shall include any corporation, partnership, joint venture, trust or employee benefit plan; service “at the request of the Corporation” shall include service as a director, officer or employee of the corporation which imposes duties on, or involves services by, such director, officer or employee with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of the Corporation.

Nothing in Article SEVENTH or in this Article EIGHTH protects or purports to protect any director or officer against any liability to the Corporation or its security holders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article VI of the Fund’s Amended and Restated By-Laws provides as follows:

Section 1. Insurance. Subject to the provisions of the 1940 Act, the Corporation, directly, through third parties or through affiliates of the Corporation, may purchase, or provide through a trust fund, letter of credit or surety bond insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a Director, officer, employee, partner, trustee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the Corporation would have the power to indemnify such person against such liability.

Section 2. Indemnification and Advance of Expenses. To the maximum extent permitted by Maryland law, in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director or officer of any other enterprise and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Securities Act of 1933

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Section 17.1 of the Master Services Agreement between Registrant and State Street provides as follows:

The Master Services Agreement provides that State Street will indemnify, defend and hold harmless the applicable Fund, its Affiliates, and its respective officers, directors, employees, agents and permitted successors and assigns from any and all damages, fines, penalties, deficiencies, losses, liabilities (including judgments and amounts reasonably paid in settlement) and expenses (including interest, court costs, reasonable fees and expenses of attorneys, accountants and other experts or other reasonable fees and expenses of litigation or other proceedings or of any claim, default or assessment) (“Losses”) arising from or in connection with any third party claim or threatened third party claim to the extent that such Losses are based on or arising out of any of the following: (a) breach by State Street or any State Street Personnel of any of its data protection, information security or confidentiality obligations hereunder or under a Service Module to which such Fund is a signatory; (b) any claim of infringement or misappropriation of any Intellectual Property Right alleged to have occurred because of systems or other Intellectual Property provided by or on behalf of State Street or based upon the performance of the Services (collectively, the “State Street Infringement Items”), except to the extent that such infringement or misappropriation relates to or results from; (i) changes made by any Fund or by a third party at the direction of a Fund to the State Street Infringement Items; (ii) changes to the State Street Infringement Items recommended by State Street and not made due to a request from any Fund, provided that State Street has notified such Fund that failure to implement such recommendation would result in infringement within a reasonable amount of time for such Fund to so implement following such notification; (iii) any Fund’s combination of the State Street Infringement Items with products or services not provided or approved in writing by State Street, except to the extent such combination arises out of any Fund’s use of the State Street Infringement Items in a manner consistent with the applicable business requirements documentation; (iv) designs or specifications that in themselves infringe and that are provided by or at the direction of any Fund (except in the event of a knowing infringement by State Street); or (v) use by a Fund of any of the State Street Infringement Items in a manner that is not consistent with the applicable business requirements documentation or otherwise not permitted under the Master Services Agreement or any Service Module; (c) any claim or action by, on behalf of, or related to, any prospective, then-current or former employees of State Street, arising from or in connection with a Service Module to which a Fund is a signatory, including: (i) any claim arising under occupational health and safety, worker’s compensation, ERISA or other applicable Law; (ii) any claim arising from the interview or hiring practices, actions or omissions of employees of State Street; (iii) any claim relating to any violation by employees of State Street, or its respective officers, directors, employees, representatives or agents, of any Law or any common law protecting persons or members of protected classes or categories, such laws or regulations prohibiting discrimination or harassment on the basis of a protected characteristic; and (iv) any claim based on a theory that such Fund is an employer or joint employer of any such prospective, then-current or former employees of State Street; (d) the failure by State Street to obtain, maintain, or comply with any governmental approvals as required under the Master Services Agreement and/or a Service Module to which such Fund is a signatory or such other failures as otherwise agreed by the Parties from time to time; (e) claims by third parties arising from claims by governmental authorities against such Customer for fines, penalties, sanctions, late fees or other remedies to the extent arising from or in connection with State Street’s failure to perform its responsibilities under the Master Services Agreement or any Service Module (except to the extent a Fund is not permitted as a matter of public policy to have such an indemnity for financial penalties arising from criminal actions); (f) claims by clients of State Street relating to services, products or systems provided by State Street or a Subcontractor to such client(s) in a shared or leveraged environment; (g) any claim initiated by an Affiliate or potential or actual Subcontractor of State Street asserting rights in connection with a Service Module to which such Fund is a signatory; or (h) other claims as otherwise agreed by the Parties from time to time.

Section 1.9 of the Distribution Agreement between Registrant and SEI Investments Distribution Co. provides as follows:

The Fund authorizes you and any dealers with whom you have entered into dealer agreements to use any prospectus in the form most recently furnished by the Fund in connection with the sale of Shares in Creation Units. The Fund agrees to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which you, your officers and directors, or any such controlling persons, may incur under the 1933 Act, the 1940 Act or common law or otherwise, (a) arising out of or on the basis of any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any registration statement or any prospectus or any statement of additional information, or (b) arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in any registration statement, any prospectus or any statement of additional information or necessary to make the statements in any of them not misleading, (c) arising out of breach of any obligation, representation or warranty pursuant to this Agreement by the Fund, or (d) the Fund’s failure to comply with applicable securities laws, except that the Fund’s agreement to indemnify you, your officers or directors, and any such controlling person will not be deemed to cover any such claim, demand, liability or expense to the extent that it arises out of or is based upon any such untrue statement, alleged untrue statement, omission or alleged omission made in any registration statement, any prospectus or any statement of additional information in reliance upon information furnished by you, your officers, directors or any such controlling person to the Fund or its representatives for use in the preparation thereof, and except that the Fund’s agreement to indemnify you and the Fund’s representations and warranties set out in paragraph 1.8 of this Agreement will not be deemed to cover any liability to the Funds or their shareholders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this Agreement (“Disqualifying Conduct”). The Fund’s agreement to indemnity you, your officers and directors, and any such controlling person, as aforesaid, is expressly conditioned upon the Fund’s being notified of any action brought against you, your officers or directors, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to the Fund at its address set forth above within a reasonable period of time after the summons or other first legal process shall have been served. The failure so to notify the Fund of any such action shall not relieve the Fund from any liability which the Fund may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Fund’s indemnity agreement contained in this paragraph 1.9. The Fund will be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by the Fund and approved by you. In the event the Fund elects to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Fund does not elect to assume the defense of any such suit, the Fund will reimburse you, your officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by you or them. The Fund’s indemnification agreement contained in this paragraph 1.9 and the Fund’s representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your several officers and directors, and their respective estates, and to the benefit of any controlling persons or other affiliates, and their successors. The Fund agrees promptly to notify you of the commencement of any litigation or proceedings against the Fund or any of its officers or Board members in connection with the issue and sale of Shares.

In certain circumstances, an Authorized Participant may be deemed an affiliate of the Fund. Section 10 of the Authorized Participant Agreement provides indemnification of Authorized Participants as follows:

(b) The Distributor hereby agrees to indemnify and hold harmless the Participant, its respective subsidiaries, affiliated persons, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Distributor of any provision of this Agreement that relates to the Distributor; (ii) any failure on the part of the

Distributor to perform any of its obligations set forth in this Agreement; (iii) any failure by the Distributor to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any representations made in accordance with the iShares Procedures Handbook reasonably believed by the Participant to be genuine and to have been given by the Distributor.

(c) The Participant shall not be liable to the Distributor for any damages arising out of (i) mistakes or errors in data provided in connection with purchase or redemption transactions except for data provided by the Participant, or (ii) mistakes or errors by or out of interruptions or delays of communications with the Distributor or any Indemnified Party who is a service provider to the Fund. The Participant shall not be liable for any action, representation, or solicitation made by the wholesalers of the Fund.

Item 31. Business and Other Connections of Investment Adviser.

The Fund is advised by BFA, an indirect wholly owned subsidiary of BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BFA will also have substantial responsibilities as directors and/or officers of BTC. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Laurence Fink Chairman	Director and Chairman of the Board of Directors of BFA and Chief Executive Officer and Director of BTC, 400 Howard Street, San Francisco, CA 94105

Anne Marie Petach Officer	Chief Financial Officer of BFA and Chief Financial Officer and Cashier of BTC, 400 Howard Street, San Francisco, CA 94105

Charles Hallac Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Michael Latham Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Susan Wagner Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Item 32. Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI acts as distributor for:

SEI Daily Income Trust

SEI Liquid Asset Trust

SEI Tax Exempt Trust

SEI Institutional Managed Trust

SEI Institutional International Trust

The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II

Bishop Street Funds

SEI Asset Allocation Trust

SEI Institutional Investments Trust

CNI Charter Funds

iShares Trust

Causeway Capital Management Trust

ProShares Trust

ProShares Trust II

Community Reinvestment Act Qualified Investment Fund

SEI Alpha Strategy Portfolios, LP

TD Asset Management USA Funds

SEI Structured Credit Fund, LP

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Global X Funds

Exchange Traded Concepts Trust (f/k/a FaithShares Trust)

Schwab Strategic Trust

iShares MSCI Russia Capped Index Fund, Inc.

RiverPark Funds

Adviser Managed Trust Fund

Huntington Strategy Shares

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer & Asst. Secretary, Anti-Money Laundering Officer	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
Robert Silvestri	Vice President	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

(a) The Company maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, the “Records”) at the offices of State Street, 200 Clarendon Street, Boston, MA 02116.

(b) BFA maintains all Records relating to its services as investment adviser at 400 Howard Street, San Francisco, CA, 94105.

(c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 221 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of March, 2012.

iSHARES, INC.

By:
Michael Latham*
President and Director

Date: March 15, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 221 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Michael Latham*
President and Director

Date: March 15, 2012

John E. Martinez*
Director

Date: March 15, 2012

George G.C. Parker*
Director

Date: March 15, 2012

Cecilia H. Herbert*
Director

Date: March 15, 2012

Charles A. Hurty*
Director

Date: March 15, 2012

John E. Kerrigan*
Director

Date: March 15, 2012

Robert H. Silver*
Director

Date: March 15, 2012

Robert S. Kapito*
Director

Date: March 15, 2012

Madhav V. Rajan*
Director

Date: March 15, 2012

/s/ Jack Gee
Jack Gee
Treasurer

Date: March 15, 2012

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: March 15, 2012

*	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are filed herein.

Exhibit Index

(q)	Powers of Attorney.